Income taxes - Components of Deferred Tax Assets and Liabilities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	SFr (69.5)	SFr (31.7)	SFr (2.2)
Deferred tax liabilities	10.5	17.9	5.6
Net amount	59.1	13.9	SFr (3.4)
Before offset amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	(80.0)	(40.9)
Deferred tax liabilities	21.0	27.0
Net amount	59.1	13.9
Offset amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	(10.5)	(9.1)
Deferred tax liabilities	10.5	9.1
Trade receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	(0.1)	0.0
Deferred tax liabilities	0.6	1.0
Net amount	(0.5)	(1.0)
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	(50.1)	(23.4)
Deferred tax liabilities	8.0	15.4
Net amount	42.0	7.9
Other current assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	(0.7)	(0.7)
Deferred tax liabilities	0.4	0.0
Net amount	0.3	0.7
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	(0.1)	0.0
Deferred tax liabilities	0.1	0.1
Net amount	0.1	(0.1)
Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	0.0	0.0
Deferred tax liabilities	6.2	6.4
Net amount	(6.2)	(6.4)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	0.0	0.0
Deferred tax liabilities	3.0	3.3
Net amount	(3.0)	(3.3)
Other current financial liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	(1.1)	(1.1)
Deferred tax liabilities	0.1	0.0
Net amount	1.0	1.1
Other current operating liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	(17.2)	(7.1)
Deferred tax liabilities	2.6	0.8
Net amount	14.6	6.3
Current provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	(0.1)	(0.1)
Deferred tax liabilities	0.0	0.0
Net amount	0.1	0.1
Employee benefit obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	(0.4)	(1.2)
Deferred tax liabilities	0.0	0.0
Net amount	0.4	1.2
Non-current provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	(0.4)	(0.4)
Deferred tax liabilities	0.0	0.0
Net amount	0.4	0.4
Other non-current financial liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	(6.2)	(5.6)
Deferred tax liabilities	0.0	0.0
Net amount	6.2	5.6
Tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	(3.6)	(1.2)
Deferred tax liabilities	0.0	0.0
Net amount	SFr 3.6	SFr 1.2